Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
17.	Shareholders' equity

Common shares

The Company has only one class of equity shares. For all matters submitted to vote in the shareholders' meeting, every holder of equity shares (except holders of American Depository Shares – "ADSs"), as reflected in the records of the Company shall have one vote in respect of each share held. In the event of liquidation of the affairs of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company after such discharge shall be distributed to the holders of equity shares in proportion to the number of shares held by them.

The common shares represented by the ADSs are similar to other common shares except for voting rights. Under the depository agreement, the depository of ADSs shall vote as directed by the Board of Directors of the Company.

Retained earnings and dividends

Retained earnings as of December 31, 2011 and 2010 include profits aggregating $12.35 million and $16.24 million, respectively, which are not distributable as dividends under Indian Companies Act, 1956 (Companies Act).

The ability of Patni to declare and pay dividend under the Companies Act, is determined by its distributable profits as shown by its statutory accounts prepared in accordance with Indian GAAP. When Patni wishes to declare dividends, it is required as per the Companies Act, to transfer up to 10% of its net income (after the deduction of any accumulated deficit) computed in accordance with Companies Act to a general reserve before a dividend can be declared. Also, Indian law on foreign exchange governs the remittance of dividends outside India.

The Company's shareholders approved final dividend of Rs. 3/- per equity share in Annual General Meeting held on June 23, 2010. The Company's Board of Directors approved special interim dividend of Rs. 63/- per equity share in their meeting held on August 13, 2010. The total amount paid was $216.4 million (including dividend tax of $30.9 million) for the year ended December 31, 2010.